Property and equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
8.	Property and equipment:

2017	Cost	Accumulated amortization	Net book value

Production equipment	$70	$29	$41
Software	90	58	32
Computer equipment	152	122	30
Leasehold improvements	399	144	255
Furniture and office equipment	177	119	58

	$888	$472	$416

2016	Cost	Accumulated amortization	Net book value

Laboratory equipment	$625	$625	$-
Production equipment	97	48	49
Software	161	85	76
Computer equipment	216	177	39
Leasehold improvements	399	107	292
Furniture and office equipment	187	95	92

	$1,685	$1,137	$548

During the year ended December 31, 2017, the Company wrote off equipment with a cost and accumulated amortization of $802 (2016 - equipment with a cost and accumulated amortization of $25; 2015 - nil). Amortization expense for the year ended December 31, 2017 amounted to $143 (2016 - $201; 2015 - $203).